Related Party Transactions - Administrative Services (Details) (USD $)					0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2008 Subsidiary of Common Parent	Jun. 30, 2014 Subsidiary of Common Parent	Mar. 31, 2014 Subsidiary of Common Parent	Jun. 30, 2013 Subsidiary of Common Parent	Mar. 31, 2013 Subsidiary of Common Parent	Jun. 30, 2014 Subsidiary of Common Parent	Jun. 30, 2013 Subsidiary of Common Parent	Dec. 31, 2013 Subsidiary of Common Parent	Dec. 31, 2012 Subsidiary of Common Parent	Dec. 31, 2011 Subsidiary of Common Parent	Jan. 02, 2012 Affiliated Entity	Jun. 30, 2014 Affiliated Entity	Mar. 31, 2014 Affiliated Entity	Jun. 30, 2013 Affiliated Entity	Mar. 31, 2013 Affiliated Entity	Jun. 30, 2014 Affiliated Entity	Jun. 30, 2013 Affiliated Entity	Dec. 31, 2013 Affiliated Entity	Dec. 31, 2012 Affiliated Entity
Related Party Transaction
Initial term of the additional shared services agreement					2 years		2 years			2 years					2 years
Related party incurred costs						$ 1,000	$ 1,000	$ 51,000	$ 58,000	$ 2,000	$ 109,000	$ 207,000	$ 4,419,000	$ 10,110,000
Expense costs partially offset in general administrative expenses by overhead reimbursements													2,548,000	1,954,000
Accounts payable-related party	67,000	313,000	17,000	18,813,000		0	0			0		17,000	13,000
Agreement termination, written notice period															30 days
Reimbursement from affiliate																30,000	30,000	388,000	389,000	60,000	777,000	1,077,000	2,132,000
Amount owed by affiliate																$ 0	$ 13,000			$ 0		$ 0	$ 1,000